Cover	12 Months Ended
Jul. 31, 2021
Cover [Abstract]
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	HIMALAYA TECHNOLOGIES, INC
Entity Central Index Key	0001409624
Entity Tax Identification Number	26-0841675
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1 E Erie St
Entity Address, Address Line Two	Ste 525 Unit #2420
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	630
Local Phone Number	708-0750
Title of 12(g) Security	Common Stock $0.0001 Par Value per share
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false